UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	November 14, 2008

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	57
Form 13F Information Table Value Total: $190,843

List of Other Included Managers:

NONE


   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	1618	28103	SH		SOLE			28103
Accenture Ltd		CL A		G1150G111	1232	32421	SH		SOLE			32421
Accuray Inc.		COM		004397105	1289	159742	SH		SOLE			159742
Adobe Sys Inc.		COM		00724F101	4981	126187	SH		SOLE			126187
Aegon NV		COM		007924103	88	10042	SH		SOLE			10042
Amer Intl Group Inc	COM		026874107	875	262889	SH		SOLE			262889
Axa SA Each Repstg	ADR		054536107	3260	99808	SH		SOLE			99808
Bank Hawaii		COM		062540109	5064	94744	SH		SOLE			94744
BHP Billiton LTD	ADR		088606108	2253	43331	SH		SOLE			43331
Blue Phoenix Solutions	SHS		M20157109	41	11650	SH		SOLE			11650
Capitalsource Inc.	COM		14055X102	7846	637864	SH		SOLE			637864
Caterpillar		COM		149123101	3228	54159	SH		SOLE			54159
Chesapeake Energy 	COM		165167107	3468	96716	SH		SOLE			96716
China Mobile Hong K	ADR		16941M109	1891	37760	SH		SOLE			37760
Cisco Sys Inc		COM		17275R102	3890	172431	SH		SOLE			172431
Ctrip.Com Intl Ltd	ADR		22943F100	4613	119470	SH		SOLE			119470
Ecolab Inc		COM		278865100	1286	26510	SH		SOLE			26510
Emerson Electric Co	COM		291011104	1080	26488	SH		SOLE			26488
Encana Corp		COM		292505104	3868	58848	SH		SOLE			58848
First Solar Inc.	COM		336433107	5759	30484	SH		SOLE			30484
Focus Media Holding	ADR		34415V109	5491	192611	SH		SOLE			192611
General Dynamics	COM		369550108	4403	59810	SH		SOLE			59810
Gilead Sciences Inc	COM		375558103	4220	92493	SH		SOLE			92493
Goldcorp Inc New	COM		380956409	8542	270073	SH		SOLE			270073
Goldman Sachs Group	COM		38141G104	3137	24509	SH		SOLE			24509
Health Grades, Inc.	COM		42218Q102	39	13690	SH		SOLE			13690
Himax Technologies	ADR		43289P106	38	13267	SH		SOLE			13267
Icon Pub LTD Co		ADR		45103T107	3000	78428	SH		SOLE			78428
Illinois Tool Wks Inc	COM		452308109	1181	26580	SH		SOLE			26580
Infosys Technologie	ADR		456788108	2663	79939	SH		SOLE			79939
Intuitive Surgical   	COM		46120E602	6893	28604	SH		SOLE			28604
Investment Technology	COM		46145F105	1301	42753	SH		SOLE			42753
JA Solar Holdings	ADR		466090107	4830	458298	SH		SOLE			458298
Logitech Intl		SHS		H50430232	2888	123836	SH		SOLE			123836
Maxim Integrated Pr	COM		57772K101	4137	228558	SH		SOLE			228558
MEMC Electr Matls	COM		552715104	2399	84875	SH		SOLE			84875
NII Holdings Inc	CL B		62913F201	6991	184358	SH		SOLE			184358
Noble Corporation	SHS		G65422100	3383	77065	SH		SOLE			77065
Nokia Corp ADR		ADR		654902204	2298	123195	SH		SOLE			123195
Nomura Hldgs Inc Sp	ADR		65535H208	1891	144549	SH		SOLE			144549
Nutri Sys Inc New      	COM		67069D108	2823	159338	SH		SOLE			159338
Oil Sts Intl Inc        COM		678026105	845	23915	SH		SOLE			23915
Omniture		COM		68212S109	3466	188760	SH		SOLE			188760
Petroleo Brasilerio	ADR		71654V408	701	15940	SH		SOLE			15940
Potash Corp		COM		73755L107	6692	50692	SH		SOLE			50692
Qualcomm Inc		COM		747525103	3970	92393	SH		SOLE			92393
Quality Sys Inc		COM		747582104	5255	124341	SH		SOLE			124341
Research in Motion	COM		760975102	5352	78356	SH		SOLE			78356
RF Microdevices Inc	COM		749941100	85	29002	SH		SOLE			29002
Rio Tinto Plc		ADR		767204100	670	2684	SH		SOLE			2684
SK Telcom Co LTD AD	COM		78440P108	2878	152915	SH		SOLE			152915
Stryker Corp		COM		863667101	992	15923	SH		SOLE			15923
Suntech Power Hldgs	ADR		86800C104	265	7382	SH		SOLE			7382
Sysco Corp		COM		871829107	1663	53938	SH		SOLE			53938
Theratechnologies	COM		88338H100	16551	3821516	SH		SOLE			3821516
Unibanco Uniao		GDR		90458E107	5903	58495	SH		SOLE			58495
US Bancorp		COM		902973304	5377	149286	SH		SOLE			149286

